UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04257

Deutsche Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                 as of September 30, 2016 (Unaudited)

Deutsche Bond VIP

	Principal Amount ($)	Value ($)
Corporate Bonds 49.7%
Consumer Discretionary 7.2%
AMC Networks, Inc., 5.0%, 4/1/2024	265,000	266,656
Charter Communications Operating LLC:
144A, 3.579%, 7/23/2020	90,000	94,068
144A, 4.908%, 7/23/2025	810,000	893,474
144A, 6.484%, 10/23/2045	50,000	60,466
Cox Communications, Inc., 144A, 3.35%, 9/15/2026	105,000	105,846
CVS Health Corp., 5.125%, 7/20/2045	110,000	134,601
Dana, Inc., 5.375%, 9/15/2021	150,000	156,000
General Motors Co.:
6.6%, 4/1/2036	55,000	66,175
6.75%, 4/1/2046	50,000	62,684
General Motors Financial Co., Inc.:
2.4%, 5/9/2019	160,000	160,902
3.2%, 7/13/2020	200,000	204,790
3.2%, 7/6/2021 (a)	190,000	192,333
HD Supply, Inc., 144A, 5.75%, 4/15/2024	300,000	315,000
Hertz Corp., 6.75%, 4/15/2019	108,000	110,442
Hilton Domestic Operating Co., Inc., 144A, 4.25%, 9/1/2024	310,000	316,200
International Game Technology PLC, 144A, 6.5%, 2/15/2025	300,000	323,250
Lennar Corp., 4.75%, 11/15/2022	300,000	309,750
PulteGroup, Inc., 5.0%, 1/15/2027	625,000	627,750
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	300,000	308,250
Tenneco, Inc., 5.0%, 7/15/2026	240,000	243,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025	300,000	307,500
TRI Pointe Group, Inc., 4.875%, 7/1/2021	600,000	615,000
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044	90,000	99,212
		5,973,349
Consumer Staples 2.9%
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	165,000	177,210
4.9%, 2/1/2046	200,000	237,956
Aramark Services, Inc., 144A, 4.75%, 6/1/2026	350,000	351,750
JBS Investments GmbH, 144A, 7.25%, 4/3/2024	30,000	30,525
Kraft Heinz Foods Co., 4.375%, 6/1/2046	115,000	121,673
Minerva Luxembourg SA, 144A, 6.5%, 9/20/2026	1,250,000	1,228,125
Molson Coors Brewing Co.:
3.0%, 7/15/2026	105,000	105,727
4.2%, 7/15/2046	120,000	125,033
PepsiCo, Inc., 4.45%, 4/14/2046	50,000	59,201
		2,437,200
Energy 6.5%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	40,000	42,941
5.55%, 3/15/2026 (a)	90,000	101,704
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024	145,000	146,812
Concho Resources, Inc., 5.5%, 4/1/2023	150,000	154,687
ConocoPhillips Co., 4.15%, 11/15/2034	100,000	99,800
Continental Resources, Inc., 5.0%, 9/15/2022 (a)	150,000	149,625
Energy Transfer Partners LP, 5.95%, 10/1/2043	90,000	90,906
Ensco PLC, 4.7%, 3/15/2021	90,000	80,730
Halliburton Co., 4.85%, 11/15/2035	195,000	209,009
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042	110,000	101,472
6.375%, 3/1/2041	20,000	21,612
Newfield Exploration Co., 5.75%, 1/30/2022	150,000	154,875
Noble Holding International Ltd., 5.25%, 3/16/2018	30,000	29,550
ONEOK Partners LP, 3.375%, 10/1/2022	70,000	70,629
Petrobras Argentina SA, 144A, 7.375%, 7/21/2023	350,000	361,375
Petrobras Global Finance BV, 8.375%, 5/23/2021	575,000	628,187
Petroleos Mexicanos, 144A, 4.625%, 9/21/2023	135,000	135,189
Plains All American Pipeline LP, 2.85%, 1/31/2023	200,000	189,550
Range Resources Corp., 4.875%, 5/15/2025 (a)	150,000	144,000
Regency Energy Partners LP, 4.5%, 11/1/2023	130,000	130,876
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025	250,000	260,171
Rosneft Finance SA, 144A, 7.25%, 2/2/2020	400,000	444,800
Sabine Pass Liquefaction LLC, 144A, 5.0%, 3/15/2027	705,000	722,625
Schlumberger Holdings Corp., 144A, 4.0%, 12/21/2025	310,000	337,272
Shell International Finance BV, 4.0%, 5/10/2046	125,000	127,876
Sinopec Group Overseas Development 2016 Ltd., 144A, 2.125%, 5/3/2019	205,000	206,394
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044	90,000	90,833
Valero Energy Corp., 3.4%, 9/15/2026	225,000	223,501
		5,457,001
Financials 14.3%
AerCap Ireland Capital Ltd., 3.95%, 2/1/2022	590,000	604,750
AIA Group Ltd., 144A, 4.5%, 3/16/2046	200,000	221,666
Air Lease Corp., 3.0%, 9/15/2023	130,000	128,522
ANZ New Zealand International Ltd., 144A, 2.125%, 7/28/2021	200,000	200,262
Apollo Investment Corp., 5.25%, 3/3/2025	120,000	117,861
Ares Capital Corp.:
3.625%, 1/19/2022	180,000	181,172
3.875%, 1/15/2020	200,000	206,856
Banco Continental SAECA, 144A, 8.875%, 10/15/2017	200,000	200,250
Banco de Bogota SA, 144A, 6.25%, 5/12/2026	250,000	265,850
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021 (a)	205,000	210,070
Barclays Bank PLC, 144A, 6.05%, 12/4/2017	470,000	491,460
Barclays PLC, 4.375%, 1/12/2026	225,000	232,794
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022	250,000	279,375
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044	50,000	54,627
Branch Banking & Trust Co., 1.45%, 5/10/2019	180,000	180,154
Capital One NA, 2.95%, 7/23/2021	510,000	524,063
Credit Agricole SA, 144A, 2.375%, 7/1/2021	250,000	253,236
Credit Suisse Group Funding Guernsey Ltd., 144A, 3.8%, 6/9/2023	250,000	253,320
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026	485,000	508,280
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	100,000	105,158
FS Investment Corp., 4.75%, 5/15/2022	150,000	154,108
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	410,000	460,170
HSBC Holdings PLC:
3.9%, 5/25/2026	185,000	191,665
6.375%, 12/29/2049 (a)	410,000	409,184
Jefferies Group LLC, 5.125%, 4/13/2018	160,000	167,042
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044	70,000	71,235
Legg Mason, Inc., 5.625%, 1/15/2044	100,000	103,794
Loews Corp., 4.125%, 5/15/2043	80,000	82,722
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020	390,000	431,162
Manulife Financial Corp.:
4.9%, 9/17/2020	80,000	88,140
5.375%, 3/4/2046	110,000	130,988
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065	30,000	29,497
Mizuho Financial Group, Inc., 2.839%, 9/13/2026	200,000	200,918
Morgan Stanley, 3.125%, 7/27/2026	190,000	191,136
Nationwide Building Society, 144A, 2.45%, 7/27/2021	200,000	202,429
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044	90,000	98,291
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	260,000	261,395
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	200,000	196,799
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019	260,000	263,246
4.5%, 7/17/2025	155,000	161,427
Santander UK Group Holdings PLC, 2.875%, 8/5/2021	335,000	334,864
Societe Generale SA, 144A, 7.375%, 12/29/2049	750,000	735,000
Standard Chartered PLC:
144A, 3.05%, 1/15/2021	200,000	206,080
144A, 4.05%, 4/12/2026	225,000	232,726
Sumitomo Mitsui Financial Group, Inc., 2.058%, 7/14/2021	80,000	79,348
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019	95,000	95,835
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	70,000	74,485
The Goldman Sachs Group, Inc., 3.75%, 2/25/2026	190,000	199,505
Voya Financial, Inc., 4.8%, 6/15/2046	120,000	119,744
Woori Bank:
144A, 4.5%, 12/29/2049	250,000	249,745
REG S, 4.75%, 4/30/2024	400,000	432,663
		11,875,069
Health Care 3.8%
AbbVie, Inc.:
3.6%, 5/14/2025	100,000	104,526
4.7%, 5/14/2045	30,000	32,303
Actavis Funding SCS, 4.75%, 3/15/2045	75,000	82,007
Actavis, Inc., 3.25%, 10/1/2022	150,000	155,479
Aetna, Inc., 2.8%, 6/15/2023	85,000	86,797
Amgen, Inc., 2.6%, 8/19/2026	215,000	210,865
Anthem, Inc., 3.3%, 1/15/2023	60,000	62,880
Celgene Corp.:
3.875%, 8/15/2025	180,000	192,458
5.0%, 8/15/2045	95,000	106,962
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021	170,000	188,779
Gilead Sciences, Inc.:
4.15%, 3/1/2047	130,000	132,872
4.75%, 3/1/2046	75,000	83,816
HCA, Inc., 5.25%, 6/15/2026	300,000	318,750
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024	300,000	300,000
5.875%, 12/1/2023	310,000	321,625
Mylan NV, 144A, 5.25%, 6/15/2046	170,000	179,045
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026	343,000	344,845
Stryker Corp.:
3.375%, 11/1/2025	80,000	83,909
4.625%, 3/15/2046	40,000	44,865
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	150,000	149,434
		3,182,217
Industrials 1.6%
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020	15,000	13,613
FedEx Corp., 4.55%, 4/1/2046	90,000	99,970
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025	70,000	71,459
Novelis Corp., 144A, 5.875%, 9/30/2026	250,000	255,937
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	315,000	331,092
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027	130,000	130,992
United Rentals North America, Inc., 5.875%, 9/15/2026	400,000	412,000
		1,315,063
Information Technology 4.8%
Activision Blizzard, Inc., 144A, 3.4%, 9/15/2026	160,000	160,685
Apple, Inc., 3.45%, 2/9/2045	60,000	57,328
CDW LLC, 6.0%, 8/15/2022	300,000	319,500
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019	150,000	154,271
144A, 4.42%, 6/15/2021	120,000	125,414
144A, 5.45%, 6/15/2023	90,000	96,431
144A, 5.875%, 6/15/2021	1,220,000	1,296,216
144A, 8.1%, 7/15/2036	90,000	105,799
eBay, Inc., 3.8%, 3/9/2022	81,000	86,619
Fidelity National Information Services, Inc.:
3.0%, 8/15/2026	160,000	158,429
3.625%, 10/15/2020	140,000	148,494
Hewlett Packard Enterprise Co., 144A, 3.6%, 10/15/2020	90,000	94,430
IMS Health, Inc., 144A, 5.0%, 10/15/2026	250,000	260,000
KLA-Tencor Corp., 4.65%, 11/1/2024	50,000	54,945
Lam Research Corp., 3.9%, 6/15/2026	75,000	78,093
Microsoft Corp., 3.45%, 8/8/2036	170,000	173,175
NVIDIA Corp.:
2.2%, 9/16/2021	120,000	120,365
3.2%, 9/16/2026	120,000	120,945
Seagate HDD Cayman, 5.75%, 12/1/2034	110,000	91,667
Tencent Holdings Ltd., 144A, 3.8%, 2/11/2025	250,000	266,823
		3,969,629
Materials 3.5%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	250,000	259,305
Cemex SAB de CV, 144A, 7.75%, 4/16/2026 (a)	200,000	221,900
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025	200,000	210,906
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	150,000	147,750
Glencore Funding LLC, 144A, 4.625%, 4/29/2024	40,000	40,760
Kaiser Aluminum Corp., 5.875%, 5/15/2024	290,000	303,050
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044	300,000	286,875
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	325,000	335,156
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025	90,000	96,827
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027 (b)	430,000	424,087
Teck Resources Ltd., 144A, 8.0%, 6/1/2021	135,000	146,813
Yamana Gold, Inc., 4.95%, 7/15/2024	405,000	418,357
		2,891,786
Real Estate 2.8%
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024	100,000	97,723
(REIT), 5.25%, 12/1/2023	150,000	153,201
Crown Castle International Corp.:
(REIT), 3.4%, 2/15/2021	70,000	73,258
(REIT), 3.7%, 6/15/2026	55,000	57,387
Equinix, Inc., (REIT), 5.375%, 4/1/2023	345,000	361,819
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	110,000	112,695
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022	170,000	184,555
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.5%, 9/1/2026	280,000	280,000
MPT Operating Partnership LP, (REIT), 5.25%, 8/1/2026	50,000	51,875
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024	130,000	136,656
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025	160,000	166,220
Select Income REIT, (REIT), 4.15%, 2/1/2022	120,000	120,573
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026	205,000	212,482
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	285,000	294,262
		2,302,706
Telecommunication Services 1.5%
AT&T, Inc.:
3.4%, 5/15/2025	340,000	349,319
3.8%, 3/15/2022	60,000	64,265
4.5%, 5/15/2035	250,000	262,672
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025	200,000	202,520
Verizon Communications, Inc.:
2.625%, 8/15/2026	125,000	122,684
3.5%, 11/1/2024	130,000	138,668
4.672%, 3/15/2055	130,000	136,751
		1,276,879
Utilities 0.8%
Electricite de France SA, 144A, 4.75%, 10/13/2035	150,000	163,884
NRG Energy, Inc., 144A, 6.625%, 1/15/2027	270,000	264,600
Southern Co., 3.25%, 7/1/2026	205,000	212,328
		640,812
Total Corporate Bonds (Cost $40,294,517)		41,321,711
Mortgage-Backed Securities Pass-Throughs 19.2%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039	511,605	557,128
5.5%, with various maturities from 10/1/2023 until 6/1/2035	999,871	1,134,571
6.5%, 3/1/2026	145,612	164,116
Federal National Mortgage Association:
2.5%, 10/1/2028 (b)	1,200,000	1,242,905
3.0% *, with various maturities from 9/1/2038 until 11/1/2043 (b)	4,044,528	4,204,024
3.5%, 3/1/2046	1,640,369	1,704,806
5.0%, with various maturities from 10/1/2033 until 8/1/2040	959,689	1,068,217
5.5%, with various maturities from 12/1/2032 until 8/1/2037	1,019,921	1,156,387
6.0%, with various maturities from 4/1/2024 until 3/1/2025	295,479	338,249
6.5%, with various maturities from 3/1/2017 until 12/1/2037	313,049	369,976
Government National Mortgage Association, 4.0% , with various maturities from 2/15/2041 until 4/15/2041	3,774,878	4,062,145
Total Mortgage-Backed Securities Pass-Throughs (Cost $15,607,409)		16,002,524
Asset-Backed 5.2%
Automobile Receivables 0.8%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021	500,000	493,568
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021	200,000	201,432
		695,000
Credit Card Receivables 1.2%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	1,000,000	1,001,748
Miscellaneous 3.2%
Dell Equipment Finance Trust, "A3", Series 2016-1, 144A, 1.65%, 7/22/2021	280,000	281,265
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026	204,097	202,964
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055	442,106	445,241
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	745,000	755,463
Telos CLO Ltd., "A1", Series 2014-6A, 144A, 2.133% *, 1/17/2027	500,000	499,483
Voya CLO Ltd., "C", Series 2015-1A, 144A, 4.033% *, 4/18/2027	500,000	479,222
		2,663,638
Total Asset-Backed (Cost $4,346,423)		4,360,386
Commercial Mortgage-Backed Securities 2.9%
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.676% **, 12/25/2024	4,979,390	193,422
"X1", Series K054, Interest Only, 1.319% **, 1/25/2026	1,847,895	165,156
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047	150,000	160,297
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051	840,153	862,282
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040	986,788	998,852
Total Commercial Mortgage-Backed Securities (Cost $2,474,593)		2,380,009
Collateralized Mortgage Obligations 2.8%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036	251,921	215,495
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035	98,648	61,257
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045	2,438,088	265,805
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	388,834	38,468
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	1,733,507	328,729
"SP", Series 4047, Interest Only, 6.126% **, 12/15/2037	398,735	43,936
"JS", Series 3572, Interest Only, 6.276% **, 9/15/2039	376,642	57,102
Federal National Mortgage Association, "SI", Series 2007-23, Interest Only, 6.245% **, 3/25/2037	176,452	31,413
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043	684,500	692,132
"HX", Series 2012-91, 3.0%, 9/20/2040	327,695	336,604
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	477,226	45,485
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	342,054	40,237
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040	638,407	27,229
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040	994,752	20,619
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039	97,462	14,370
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039	187,235	31,390
"AI", Series 2007-38, Interest Only, 5.93% **, 6/16/2037	53,311	8,067
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039	83,312	12,500
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	50,895	52,148
"8A1", Series 2004-3, 7.0%, 4/25/2034	7,238	7,708
Total Collateralized Mortgage Obligations (Cost $2,786,147)		2,330,694
Government & Agency Obligations 18.1%
Other Government Related (c) 0.2%
Vnesheconombank, 144A, 6.902%, 7/9/2020	150,000	163,127
Sovereign Bonds 1.7%
Japan Bank for International Cooperation, 1.5%, 7/21/2021	700,000	695,050
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023	250,000	240,600
Province of British Columbia Canada, 2.25%, 6/2/2026	500,000	509,939
		1,445,589
U.S. Government Sponsored Agency 0.9%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032	500,000	755,164
U.S. Treasury Obligations 15.3%
U.S. Treasury Bills:
0.309% ***, 11/10/2016 (d)	623,000	622,870
0.44% ***, 12/1/2016 (d)	181,000	180,946
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)	4,000,000	4,002,812
1.375%, 5/31/2021	1,260,000	1,273,633
1.5%, 8/15/2026	3,080,000	3,050,041
1.625%, 4/30/2019	1,640,000	1,671,775
2.25%, 11/15/2024	1,201,000	1,268,040
2.5%, 5/15/2024	600,000	644,719
		12,714,836
Total Government & Agency Obligations (Cost $14,906,474)		15,078,716
Municipal Bonds and Notes 0.7%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $591,971)	591,971	602,508
	Shares	Value ($)
Securities Lending Collateral 1.5%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (f) (g) (Cost $1,278,180)	1,278,180	1,278,180
Cash Equivalents 7.3%
Deutsche Central Cash Management Government Fund, 0.42% (f) (Cost $6,052,086)	6,052,086	6,052,086
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $88,337,800) †	107.4	89,406,814
Other Assets and Liabilities, Net	(7.4)	(6,194,432)
Net Assets	100.0	83,212,382

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2016.
**	These securities are shown at their current rate as of September 30, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $88,341,302. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $1,065,512. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,861,596 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $796,084.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $1,219,776, which is 1.5% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	12/20/2016	11	1,442,375	324

At September 30, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Ultra 10 Year U.S. Treasury Note	USD	12/20/2016	41	5,910,406	(16,692)
Ultra Long U.S. Treasury Bond	USD	12/20/2016	41	7,538,875	115,542
Total net unrealized appreciation					98,850

At September 30, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/16/2025	500,000	Floating — 3-Month LIBOR	Fixed — 2.64%	52,093	49,171
12/16/2015 9/17/2035	9,700,000	Floating — 3-Month LIBOR	Fixed — 2.938%	1,965,255	1,761,515
12/16/2015 9/18/2045	3,600,000	Floating — 3-Month LIBOR	Fixed — 2.998%	1,015,187	897,040
9/30/2015 9/30/2045	2,000,000	Fixed — 2.88%	Floating — 3-Month LIBOR	(527,351)	(486,907)
2/3/2015 2/3/2045	1,800,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(539,602)	(518,601)
1/28/2015 1/28/2045	2,000,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(625,288)	(605,725)
9/16/2015 9/16/2045	7,195,000	Floating — 3-Month LIBOR	Fixed — 3.0%	2,032,493	1,592,998
12/16/2015 9/18/2017	13,600,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(84,280)	(90,187)
12/4/2015 12/4/2045	2,000,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(416,537)	(374,333)
Total net unrealized appreciation				2,224,971

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2016 is 0.85%.

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$41,321,711	$—	$41,321,711
Mortgage-Backed Securities Pass-Throughs	—	16,002,524	—	16,002,524
Asset-Backed	—	4,360,386	—	4,360,386
Commercial Mortgage-Backed Securities	—	2,380,009	—	2,380,009
Collateralized Mortgage Obligations	—	2,330,694	—	2,330,694
Government & Agency Obligations	—	15,078,716	—	15,078,716
Municipal Bonds and Notes	—	602,508	—	602,508
Short-Term Investments (h)	7,330,266	—	—	7,330,266
Derivatives (i)
Futures Contracts	115,866	—	—	115,866
Interest Rate Swap Contracts	—	4,300,724	—	4,300,724
Total	$7,446,132	$86,377,272	$—	$93,823,404
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(16,692)	$—	$—	$(16,692)
Interest Rate Swap Contracts	—	(2,075,753)	—	(2,075,753)
Total	$(16,692)	$(2,075,753)	$—	$(2,092,445)

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ 99,174	$ 2,224,971

Investment Portfolio                                                                                  as of September 30, 2016 (Unaudited)

Deutsche Capital Growth VIP

	Shares	Value ($)
Common Stocks 96.9%
Consumer Discretionary 19.3%
Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc. (a)	107,865	5,439,632
Las Vegas Sands Corp.	95,835	5,514,346
		10,953,978
Household Durables 0.9%
Newell Brands, Inc.	127,533	6,715,888
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	29,910	25,043,942
Media 5.0%
Comcast Corp. "A"	199,392	13,227,665
Time Warner, Inc.	118,195	9,409,504
Walt Disney Co.	169,164	15,708,569
		38,345,738
Multiline Retail 0.5%
Dollar General Corp.	58,377	4,085,806
Specialty Retail 5.6%
Burlington Stores, Inc.*	51,211	4,149,115
Home Depot, Inc.	167,205	21,515,940
L Brands, Inc.	113,735	8,049,026
O'Reilly Automotive, Inc.*	33,500	9,383,685
		43,097,766
Textiles, Apparel & Luxury Goods 2.7%
NIKE, Inc. "B"	250,012	13,163,132
VF Corp.	134,330	7,529,196
		20,692,328
Consumer Staples 10.1%
Beverages 1.8%
PepsiCo, Inc.	130,369	14,180,236
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	52,109	7,947,144
CVS Health Corp.	161,343	14,357,913
Rite Aid Corp.*	504,384	3,878,713
		26,183,770
Food Products 4.2%
Mead Johnson Nutrition Co.	142,186	11,234,116
Pinnacle Foods, Inc.	157,609	7,907,244
The JM Smucker Co.	37,582	5,093,864
The WhiteWave Foods Co.*	147,711	8,039,910
		32,275,134
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	57,820	5,120,539
Energy 1.0%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	54,087	7,428,849
Financials 2.6%
Banks 0.7%
SVB Financial Group*	46,692	5,161,334
Capital Markets 1.9%
Intercontinental Exchange, Inc.	28,035	7,551,508
The Charles Schwab Corp.	220,567	6,963,300
		14,514,808
Health Care 16.8%
Biotechnology 7.3%
Alexion Pharmaceuticals, Inc.*	22,202	2,720,633
Biogen, Inc.*	19,956	6,246,827
BioMarin Pharmaceutical, Inc.*	61,410	5,681,653
Celgene Corp.*	173,422	18,127,801
Gilead Sciences, Inc.	185,281	14,659,433
Shire PLC (ADR)	44,935	8,711,099
		56,147,446
Health Care Equipment & Supplies 2.9%
Becton, Dickinson & Co.	45,462	8,170,885
Danaher Corp.	92,848	7,278,355
The Cooper Companies, Inc.	37,718	6,761,329
		22,210,569
Health Care Providers & Services 2.4%
Cigna Corp.	89,028	11,602,129
McKesson Corp.	41,534	6,925,794
		18,527,923
Life Sciences Tools & Services 2.1%
Patheon NV*	75,372	2,233,272
Thermo Fisher Scientific, Inc.	89,607	14,252,890
		16,486,162
Pharmaceuticals 2.1%
Allergan PLC*	57,286	13,193,539
Bristol-Myers Squibb Co.	49,220	2,653,942
		15,847,481
Industrials 9.8%
Aerospace & Defense 3.2%
BE Aerospace, Inc.	153,107	7,909,507
Boeing Co.	94,701	12,475,910
TransDigm Group, Inc.*	15,216	4,399,250
		24,784,667
Commercial Services & Supplies 0.5%
Stericycle, Inc.*	49,966	4,004,275
Electrical Equipment 2.1%
Acuity Brands, Inc.	18,958	5,016,287
AMETEK, Inc.	226,342	10,814,621
		15,830,908
Industrial Conglomerates 1.4%
Roper Technologies, Inc.	58,054	10,593,114
Machinery 0.9%
Fortive Corp.	46,423	2,362,931
Parker-Hannifin Corp.	36,776	4,616,491
		6,979,422
Professional Services 0.7%
Equifax, Inc.	38,611	5,196,268
Road & Rail 1.0%
Norfolk Southern Corp.	83,072	8,062,968
Information Technology 29.6%
Internet Software & Services 6.6%
Alphabet, Inc. "A"*	23,145	18,609,969
Alphabet, Inc. "C"*	21,269	16,532,181
Facebook, Inc. "A"*	124,943	16,026,438
		51,168,588
IT Services 5.2%
Cognizant Technology Solutions Corp. "A"*	108,651	5,183,739
Fidelity National Information Services, Inc.	120,745	9,300,987
Global Payments, Inc.	55,568	4,265,400
Visa, Inc. "A"	262,350	21,696,345
		40,446,471
Semiconductors & Semiconductor Equipment 4.0%
Broadcom Ltd.	68,416	11,803,129
Intel Corp.	141,779	5,352,157
NVIDIA Corp.	123,791	8,482,159
NXP Semiconductors NV*	51,984	5,302,888
		30,940,333
Software 7.8%
Adobe Systems, Inc.*	84,272	9,146,883
Microsoft Corp.	643,229	37,049,990
Oracle Corp.	135,652	5,328,411
salesforce.com, Inc.*	51,760	3,692,041
Splunk, Inc.*	78,234	4,590,771
		59,808,096
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	407,405	46,057,135
Materials 3.5%
Chemicals 1.9%
Albemarle Corp.	87,435	7,474,818
PPG Industries, Inc.	72,939	7,538,975
		15,013,793
Construction Materials 0.9%
Vulcan Materials Co.	61,260	6,967,100
Containers & Packaging 0.7%
Sealed Air Corp.	113,219	5,187,695
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc. (a)	98,973	9,612,258
Prologis, Inc.	149,505	8,004,498
		17,616,756
Telecommunication Services 1.5%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	108,091	5,013,261
Zayo Group Holdings, Inc.*	227,675	6,764,224
		11,777,485
Utilities 0.4%
Water Utilities
American Water Works Co., Inc.	38,513	2,882,313
Total Common Stocks (Cost $468,703,259)		746,337,084
Convertible Preferred Stocks 0.2%
Health Care 0.2%
Allergan PLC, Series A, 5.5%	1,100	903,793
Teva Pharmaceutical Industries Ltd., 7.0%	934	759,631
		1,663,424
Industrials 0.0%
Stericycle, Inc. Series A, 5.25%	3,000	198,810
Total Convertible Preferred Stocks (Cost $2,334,000)		1,862,234
Securities Lending Collateral 2.0%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (b) (c) (Cost $15,422,825)	15,422,825	15,422,825
Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 0.42% (b) (Cost $6,277,419)	6,277,419	6,277,419
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $492,737,503) †	99.9	769,899,562
Other Assets and Liabilities, Net	0.1	683,869
Net Assets	100.0	770,583,431

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $493,435,869. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $276,463,693. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $289,653,415 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,189,722.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $15,049,404, which is 2.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$746,337,084	$—	$—	$746,337,084
Convertible Preferred Stocks (d)	1,862,234	—	—	1,862,234
Short-Term Investments (d)	21,700,244	—	—	21,700,244
Total	$769,899,562	$—	$—	$769,899,562

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Core Equity VIP

	Shares	Value ($)
Common Stocks 97.4%
Consumer Discretionary 12.6%
Auto Components 0.5%
BorgWarner, Inc.	25,863	909,860
Automobiles 0.1%
Ferrari NV	3,275	169,874
Hotels, Restaurants & Leisure 1.2%
Brinker International, Inc.	21,450	1,081,724
Las Vegas Sands Corp.	14,217	818,046
		1,899,770
Household Durables 0.6%
Newell Brands, Inc.	17,489	920,971
Internet & Direct Marketing Retail 1.8%
Amazon.com, Inc.*	3,575	2,993,383
Media 3.0%
Comcast Corp. "A"	24,536	1,627,718
Time Warner, Inc.	19,725	1,570,308
Walt Disney Co.	17,377	1,613,628
		4,811,654
Specialty Retail 3.9%
Advance Auto Parts, Inc.	12,149	1,811,659
Home Depot, Inc.	21,224	2,731,104
L Brands, Inc.	25,753	1,822,540
		6,365,303
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc. "B"	30,117	1,585,660
VF Corp.	14,113	791,034
		2,376,694
Consumer Staples 9.7%
Beverages 1.4%
PepsiCo, Inc.	20,196	2,196,719
Food & Staples Retailing 3.1%
Costco Wholesale Corp.	8,488	1,294,505
CVS Health Corp.	14,772	1,314,560
Kroger Co.	44,826	1,330,436
Rite Aid Corp.*	145,940	1,122,278
		5,061,779
Food Products 4.7%
ConAgra Foods, Inc.	34,791	1,639,004
Mead Johnson Nutrition Co.	22,806	1,801,902
Pinnacle Foods, Inc.	24,820	1,245,220
The JM Smucker Co.	11,645	1,578,363
The WhiteWave Foods Co.*	23,307	1,268,600
		7,533,089
Personal Products 0.5%
Estee Lauder Companies, Inc. "A"	9,635	853,276
Energy 6.9%
Energy Equipment & Services 0.9%
Halliburton Co.	33,253	1,492,394
Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	19,163	1,214,168
Chevron Corp.	16,281	1,675,640
Concho Resources, Inc.*	10,676	1,466,349
EOG Resources, Inc.	15,176	1,467,671
Hess Corp.	15,795	846,928
Occidental Petroleum Corp.	15,327	1,117,645
Phillips 66	11,760	947,268
Pioneer Natural Resources Co.	5,311	985,987
		9,721,656
Financials 11.5%
Banks 6.6%
Citigroup, Inc.	63,498	2,999,010
JPMorgan Chase & Co.	75,225	5,009,233
U.S. Bancorp.	61,431	2,634,776
		10,643,019
Capital Markets 1.9%
Ameriprise Financial, Inc.	15,597	1,556,112
Bank of New York Mellon Corp.	38,218	1,524,134
		3,080,246
Insurance 3.0%
Chubb Ltd.	20,796	2,613,018
MetLife, Inc.	49,896	2,216,879
		4,829,897
Health Care 14.8%
Biotechnology 4.7%
Biogen, Inc.*	2,842	889,631
Celgene Corp.*	25,516	2,667,188
Gilead Sciences, Inc.	30,764	2,434,048
Shire PLC (ADR)	8,228	1,595,080
		7,585,947
Health Care Equipment & Supplies 1.7%
Becton, Dickinson & Co.	15,436	2,774,312
Health Care Providers & Services 1.6%
Cigna Corp.	12,627	1,645,551
McKesson Corp.	5,634	939,469
		2,585,020
Life Sciences Tools & Services 1.8%
Patheon NV*	3,239	95,972
Thermo Fisher Scientific, Inc.	17,956	2,856,081
		2,952,053
Pharmaceuticals 5.0%
Allergan PLC*	8,354	1,924,010
Bristol-Myers Squibb Co.	22,832	1,231,101
Merck & Co., Inc.	29,400	1,834,854
Pfizer, Inc.	91,431	3,096,768
		8,086,733
Industrials 10.5%
Aerospace & Defense 2.1%
Boeing Co.	18,018	2,373,691
TransDigm Group, Inc.*	3,245	938,195
		3,311,886
Electrical Equipment 1.9%
AMETEK, Inc.	46,649	2,228,889
Regal Beloit Corp.	15,210	904,843
		3,133,732
Industrial Conglomerates 3.6%
General Electric Co.	63,648	1,885,254
Honeywell International, Inc.	13,485	1,572,216
Roper Technologies, Inc.	12,986	2,369,555
		5,827,025
Machinery 1.4%
Ingersoll-Rand PLC	15,416	1,047,363
Parker-Hannifin Corp.	10,189	1,279,025
		2,326,388
Road & Rail 1.5%
Norfolk Southern Corp.	24,746	2,401,847
Information Technology 20.9%
Communications Equipment 1.2%
Cisco Systems, Inc.	61,881	1,962,865
Internet Software & Services 4.2%
Alphabet, Inc. "A"*	3,367	2,707,270
Alphabet, Inc. "C"*	2,959	2,300,001
Facebook, Inc. "A"*	13,846	1,776,027
		6,783,298
IT Services 3.5%
Cognizant Technology Solutions Corp. "A"*	23,227	1,108,160
Fidelity National Information Services, Inc.	17,808	1,371,751
Visa, Inc. "A"	38,826	3,210,910
		5,690,821
Semiconductors & Semiconductor Equipment 3.8%
Broadcom Ltd.	11,328	1,954,306
Intel Corp.	45,685	1,724,609
NVIDIA Corp.	20,457	1,401,714
NXP Semiconductors NV*	10,100	1,030,301
		6,110,930
Software 4.8%
Microsoft Corp.	104,125	5,997,600
Oracle Corp.	44,166	1,734,840
		7,732,440
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	48,982	5,537,415
Materials 3.2%
Chemicals 1.4%
Albemarle Corp.	16,003	1,368,097
Ecolab, Inc.	7,242	881,496
		2,249,593
Construction Materials 0.8%
Vulcan Materials Co.	11,844	1,347,018
Containers & Packaging 1.0%
Sealed Air Corp.	35,288	1,616,896
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc. (a)	30,025	2,916,028
Prologis, Inc.	47,476	2,541,865
		5,457,893
Telecommunication Services 1.3%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	44,874	2,096,513
Utilities 2.6%
Electric Utilities 1.2%
NextEra Energy, Inc.	15,535	1,900,241
Water Utilities 1.4%
American Water Works Co., Inc.	30,765	2,302,453
Total Common Stocks (Cost $123,022,311)		157,632,903
	Shares	Value ($)
Convertible Preferred Stocks 0.3%
Health Care 0.3%
Allergan PLC, Series A, 5.5%	300	246,489
Teva Pharmaceutical Industries Ltd., 7.0%	212	172,422
		418,911
Industrials 0.0%
Stericycle, Inc., Series A, 5.25%	1,000	66,270
Total Convertible Preferred Stocks (Cost $612,000)		485,181
Mandatory Convertible Security 0.2%
Consumer Discretionary
Fiat Chrysler Automobiles NV, 7.875%, 12/15/2016 (Cost $407,000)	440,000	281,875
Securities Lending Collateral 1.8%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (b) (c) (Cost $2,970,000)	2,970,000	2,970,000
Cash Equivalents 1.0%
Deutsche Central Cash Management Government Fund, 0.42% (b) (Cost $1,565,426)	1,565,426	1,565,426
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $128,576,737) †	100.7	162,935,385
Other Assets and Liabilities, Net	(0.7)	(1,166,412)
Net Assets	100.0	161,768,973

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $128,720,676. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $34,214,709. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,624,266 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,409,557.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $2,884,464, which is 1.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$157,632,903	$—	$—	$157,632,903
Convertible Preferred Stocks (d)	485,181	—	—	485,181
Mandatory Convertible Security	—	281,875	—	281,875
Short-Term Investments (d)	4,535,426	—	—	4,535,426
Total	$162,653,510	$281,875	$—	$162,935,385

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Global Small Cap VIP

	Shares	Value ($)
Common Stocks 93.6%
Australia 0.7%
Austal Ltd. (Cost $597,858)	554,609	629,022
Bermuda 0.9%
Lazard Ltd. "A" (a) (Cost $538,428)	22,149	805,338
Canada 1.7%
Quebecor, Inc. "B"	30,781	935,431
SunOpta, Inc.*	100,054	706,381
(Cost $1,311,180)		1,641,812
China 0.9%
Minth Group Ltd. (Cost $79,835)	243,036	858,937
Finland 1.1%
Cramo Oyj (Cost $885,941)	41,713	1,078,477
France 3.9%
Altran Technologies SA*	72,704	1,075,085
Elior Group 144A	40,416	925,820
Flamel Technologies SA (ADR)*	114,494	1,419,726
Parrot SA* (b)	21,880	236,324
(Cost $3,724,729)		3,656,955
Germany 5.1%
M.A.X. Automation AG	83,619	587,835
PATRIZIA Immobilien AG*	49,612	1,089,001
Rational AG	1,317	661,027
United Internet AG (Registered)	40,249	1,784,205
VIB Vermoegen AG	27,210	607,862
(Cost $1,539,307)		4,729,930
Hong Kong 1.5%
Techtronic Industries Co., Ltd. (Cost $431,361)	349,041	1,373,333
India 1.0%
WNS Holdings Ltd. (ADR)* (Cost $921,348)	31,721	950,044
Indonesia 0.4%
PT Arwana Citramulia Tbk (Cost $602,429)	9,215,109	402,023
Ireland 3.3%
Greencore Group PLC	244,921	1,066,507
Paddy Power Betfair PLC	9,340	1,056,553
Ryanair Holdings PLC	70,029	956,198
(Cost $1,398,998)		3,079,258
Israel 1.0%
Mellanox Technologies Ltd.* (a) (Cost $896,418)	20,798	899,513
Italy 1.1%
Prysmian SpA (Cost $686,083)	38,187	1,001,306
Japan 10.5%
Ai Holdings Corp.	37,317	900,808
Anicom Holdings, Inc.	26,300	649,037
Daikyonishikawa Corp.	62,100	759,983
Kusuri No Aoki Co., Ltd.	22,158	1,134,368
MISUMI Group, Inc.	58,874	1,105,508
Nippon Seiki Co., Ltd.	28,964	553,663
Optex Co., Ltd.	24,200	576,032
Syuppin Co., Ltd. (b)	60,300	641,106
Topcon Corp.	39,100	558,497
United Arrows Ltd.	24,557	597,791
Universal Entertainment Corp.*	22,214	661,960
UT Group Co., Ltd.* (b)	103,924	667,605
Zenkoku Hosho Co., Ltd.	25,500	1,058,309
(Cost $6,971,877)		9,864,667
Korea 1.1%
i-SENS, Inc.*	19,340	556,660
Vieworks Co., Ltd.	7,822	461,643
(Cost $1,036,465)		1,018,303
Malaysia 0.5%
Tune Protect Group Bhd. (Cost $581,014)	1,098,114	436,222
Netherlands 1.7%
Brunel International NV	26,615	466,693
Core Laboratories NV (c)	5,797	651,177
SBM Offshore NV	35,997	512,652
(Cost $1,408,549)		1,630,522
Panama 0.9%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $692,929)	29,011	817,530
Spain 0.5%
Telepizza Group SA 144A* (b) (Cost $808,489)	103,646	470,380
Sweden 1.3%
Nobina AB 144A (Cost $783,035)	187,037	1,191,944
Taiwan 0.0%
Voltronic Power Technology Corp. (Cost $8,531)	650	10,161
United Kingdom 7.6%
Arrow Global Group PLC	188,452	717,845
Auto Trader Group PLC 144A	96,724	510,046
Babcock International Group PLC	76,861	1,031,123
Cardtronics PLC "A"* (a)	20,875	931,025
Clinigen Healthcare Ltd.*	80,058	744,443
Domino's Pizza Group PLC	135,846	657,647
Electrocomponents PLC	118,100	520,332
Hargreaves Lansdown PLC	34,783	574,341
Howden Joinery Group PLC	79,881	448,371
Polypipe Group PLC	131,030	476,092
Scapa Group PLC	146,000	508,523
(Cost $5,393,792)		7,119,788
United States 46.9%
Advance Auto Parts, Inc.	4,433	661,049
Affiliated Managers Group, Inc.*	6,400	926,080
Akorn, Inc.*	16,488	449,463
AZZ, Inc.	14,039	916,326
Berry Plastics Group, Inc.*	12,271	538,083
BioScrip, Inc.* (b)	246,700	712,963
Casey's General Stores, Inc.	11,546	1,387,252
Cognex Corp.	15,919	841,478
Del Taco Restaurants, Inc.* (b)	92,798	1,106,152
Deluxe Corp.	10,300	688,246
Diamondback Energy, Inc.*	7,612	734,862
Dolby Laboratories, Inc. "A"	9,600	521,184
FCB Financial Holdings, Inc. "A"*	19,279	740,892
Fox Factory Holding Corp.*	33,504	769,587
Gentherm, Inc.*	29,093	914,102
Hain Celestial Group, Inc.*	13,746	489,083
Harman International Industries, Inc.	11,019	930,555
Helen of Troy Ltd.*	10,400	896,168
Inphi Corp.*	15,815	688,111
Jack in the Box, Inc.	10,453	1,002,861
Kindred Healthcare, Inc.	44,509	454,882
Knowles Corp.* (b)	56,176	789,273
Leucadia National Corp.	37,318	710,535
Ligand Pharmaceuticals, Inc.* (b)	6,721	685,945
Manitowoc Foodservice, Inc.*	42,440	688,377
Masonite International Corp.*	11,632	723,161
Matador Resources Co.*	28,637	697,025
MAXIMUS, Inc.	15,312	866,047
Middleby Corp.*	9,006	1,113,322
Molina Healthcare, Inc.*	17,206	1,003,454
NETGEAR, Inc.*	12,300	744,027
Neurocrine Biosciences, Inc.*	10,474	530,403
On Assignment, Inc.*	18,970	688,421
Pacira Pharmaceuticals, Inc.* (b)	18,497	632,967
PAREXEL International Corp.*	10,750	746,587
Patterson-UTI Energy, Inc.	22,200	496,614
Primoris Services Corp.	54,445	1,121,567
Providence Service Corp.*	32,791	1,594,626
Retrophin, Inc.*	54,826	1,227,006
Sinclair Broadcast Group, Inc. "A"	30,745	887,916
South State Corp.	8,287	621,856
Super Micro Computer, Inc.*	20,538	479,973
Teladoc, Inc.* (b)	43,100	789,161
Tenneco, Inc.*	18,838	1,097,690
The WhiteWave Foods Co.*	8,347	454,327
TiVo Corp.*	13,509	263,148
Trinseo SA	20,745	1,173,337
TriState Capital Holdings, Inc.*	55,537	896,923
United States Steel Corp. (b)	40,596	765,641
Urban Outfitters, Inc.*	23,345	805,869
VeriFone Systems, Inc.*	28,871	454,430
WABCO Holdings, Inc.*	11,020	1,251,101
WEX, Inc.*	6,561	709,178
Xactly Corp.*	29,120	428,646
Zions Bancorp.	31,982	992,082
Zoe's Kitchen, Inc.* (b)	13,102	290,733
(Cost $35,491,586)		43,790,747
Total Common Stocks (Cost $66,790,182)		87,456,212
Convertible Preferred Stock 0.2%
United States
Providence Service Corp. (Cost $196,900)	1,969	240,102
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022*	13,230	1,341
Parrot SA, Expiration Date 12/22/2022*	13,230	1,108
Total Warrants (Cost $0)		2,449
Securities Lending Collateral 5.3%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (d) (e) (Cost $4,917,406)	4,917,406	4,917,406
Cash Equivalents 5.8%
Deutsche Central Cash Management Government Fund, 0.42% (d) (Cost $5,397,968)	5,397,968	5,397,968
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $77,302,456) †	104.9	98,014,137
Other Assets and Liabilities, Net	(4.9)	(4,597,335)
Net Assets	100.0	93,416,802

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $78,999,704. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $19,014,433. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,747,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,732,694.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $4,782,117, which is 5.1% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At September 30, 2016 the Deutsche Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock & Warrants
Consumer Discretionary	18,855,286	21.5%
Industrials	17,236,301	19.7%
Information Technology	16,397,460	18.7%
Health Care	12,250,031	14.0%
Financials	9,946,990	11.3%
Consumer Staples	5,237,918	6.0%
Energy	3,092,330	3.5%
Materials	2,985,584	3.4%
Real Estate	1,696,863	1.9%
Total	87,698,763	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$629,022	$—	$629,022
Bermuda	805,338	—	—	805,338
Canada	1,641,812	—	—	1,641,812
China	—	858,937	—	858,937
Finland	—	1,078,477	—	1,078,477
France	1,419,726	2,237,229	—	3,656,955
Germany	—	4,729,930	—	4,729,930
Hong Kong	—	1,373,333	—	1,373,333
India	950,044	—	—	950,044
Indonesia	—	402,023	—	402,023
Ireland	—	3,079,258	—	3,079,258
Israel	899,513	—	—	899,513
Italy	—	1,001,306	—	1,001,306
Japan	—	9,864,667	—	9,864,667
Korea	—	1,018,303	—	1,018,303
Malaysia	—	436,222	—	436,222
Netherlands	651,177	979,345	—	1,630,522
Panama	817,530	—	—	817,530
Spain	—	470,380	—	470,380
Sweden	—	1,191,944	—	1,191,944
Taiwan	—	10,161	—	10,161
United Kingdom	931,025	6,188,763	—	7,119,788
United States	43,790,747	—	—	43,790,747
Convertible Preferred Stock	—	—	240,102	240,102
Warrants (f)	—	—	2,449	2,449
Short-Term Investments (f)	10,315,374	—	—	10,315,374
Total	$62,222,286	$35,549,300	$242,551	$98,014,137

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                 as of September 30, 2016 (Unaudited)

Deutsche CROCI® International VIP

	Shares	Value ($)
Common Stocks 98.3%
France 5.7%
Cie Generale des Etablissements Michelin	17,707	1,963,443
Danone SA	23,696	1,759,378
Sanofi	21,101	1,606,177
(Cost $5,551,441)		5,328,998
Germany 5.9%
Bayer AG (Registered)	17,068	1,719,535
Continental AG	8,616	1,815,178
Siemens AG (Registered)	16,645	1,952,229
(Cost $5,528,904)		5,486,942
Hong Kong 7.7%
CLP Holdings Ltd.	169,149	1,754,628
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	1,839,500	1,811,028
Hong Kong & China Gas Co., Ltd.	954,757	1,816,304
MTR Corp., Ltd.	313,731	1,735,583
(Cost $5,986,782)		7,117,543
Japan 24.6%
Astellas Pharma, Inc.	110,400	1,724,981
Bridgestone Corp.	52,008	1,916,394
Denso Corp.	47,050	1,876,319
Isuzu Motors Ltd.	139,100	1,634,818
JGC Corp.	118,093	2,055,732
Mitsubishi Electric Corp.	158,000	2,022,238
Osaka Gas Co., Ltd.	443,000	1,857,578
Rohm Co., Ltd.	42,100	2,236,223
Secom Co., Ltd.	24,200	1,804,682
Tokyo Gas Co., Ltd.	425,000	1,894,141
Toyota Industries Corp.	41,935	1,944,122
Toyota Motor Corp.	31,900	1,836,286
(Cost $21,701,427)		22,803,514
Netherlands 2.1%
Koninklijke DSM NV (Cost $1,879,526)	28,319	1,917,686
Singapore 3.7%
Keppel Corp., Ltd.	453,616	1,811,688
Singapore Airlines Ltd.	215,441	1,665,457
(Cost $4,409,376)		3,477,145
Spain 3.9%
Gas Natural SDG SA	86,727	1,787,032
Iberdrola SA	263,962	1,795,621
(Cost $3,959,756)		3,582,653
Sweden 1.9%
Telefonaktiebolaget LM Ericsson "B" (Cost $2,605,099)	241,430	1,743,710
Switzerland 19.9%
ABB Ltd. (Registered)*	84,752	1,903,649
Adecco Group AG (Registered)	33,177	1,873,470
Cie Financiere Richemont SA (Registered)	30,172	1,836,183
Kuehne + Nagel International AG (Registered)	12,754	1,852,537
Nestle SA (Registered)	22,649	1,784,668
Novartis AG (Registered)	21,774	1,714,477
Roche Holding AG (Genusschein)	7,123	1,772,547
Sika AG (Bearer)	402	1,954,720
Swatch Group AG (Bearer) (a)	6,873	1,946,202
Wolseley PLC	32,585	1,839,709
(Cost $18,827,995)		18,478,162
United Kingdom 22.9%
BAE Systems PLC	252,134	1,714,088
Barratt Developments PLC	315,904	2,027,162
Bunzl PLC	57,528	1,700,064
Diageo PLC	61,885	1,775,538
easyJet PLC	133,382	1,745,011
Imperial Brands PLC	34,325	1,770,036
ITV PLC	694,922	1,690,299
National Grid PLC	123,206	1,740,816
Next PLC	27,305	1,692,387
Persimmon PLC	80,600	1,898,737
Severn Trent PLC	54,743	1,779,109
Taylor Wimpey PLC	879,692	1,760,303
(Cost $25,956,722)		21,293,550
Total Common Stocks (Cost $96,407,028)		91,229,903
Preferred Stock 0.0%
United Kingdom
Rolls-Royce Holdings PLC "C"* (Cost $23,682)	16,295,991	21,122
Securities Lending Collateral 2.1%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (b) (c) (Cost $1,941,356)	1,941,356	1,941,356
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 0.42% (b) (Cost $1,017,507)	1,017,507	1,017,507
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $99,389,573) †	101.5	94,209,888
Other Assets and Liabilities, Net	(1.5)	(1,425,204)
Net Assets	100.0	92,784,684

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $100,203,985. At September 30, 2016, net unrealized depreciation for all securities based on tax cost was $5,994,097. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,375,774 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,369,871.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $1,839,165, which is 2.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of September 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	20,943	SEK	179,439	10/31/2016	6	Merrill Lynch & Co., Inc.
AUD	14,452	USD	11,076	10/31/2016	23	Merrill Lynch & Co., Inc.
SGD	4,647,416	USD	3,416,218	10/31/2016	7,522	Merrill Lynch & Co., Inc.
CHF	16,161,800	USD	16,697,247	10/31/2016	30,787	Merrill Lynch & Co., Inc.
EUR	14,356,913	USD	16,163,817	10/31/2016	12,729	Merrill Lynch & Co., Inc.
DKK	66,501	USD	10,049	10/31/2016	—	Merrill Lynch & Co., Inc.
SEK	14,280,083	USD	1,671,825	10/31/2016	4,668	Merrill Lynch & Co., Inc.
GBP	17,872,059	USD	23,187,113	10/31/2016	7,600	Merrill Lynch & Co., Inc.
HKD	55,679,385	USD	7,181,250	10/31/2016	566	Merrill Lynch & Co., Inc.
JPY	2,339,266,650	USD	23,301,171	10/31/2016	203,108	Merrill Lynch & Co., Inc.
Total unrealized appreciation					267,009
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
SEK	607,288	USD	70,779	10/31/2016	(121)	Merrill Lynch & Co., Inc.
SGD	116,944	USD	85,663	10/31/2016	(110)	Merrill Lynch & Co., Inc.
Total unrealized depreciation					(231)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At September 30, 2016 the Deutsche CROCI International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Consumer Discretionary	25,837,833	28.3%
Industrials	25,697,259	28.2%
Utilities	16,236,257	17.8%
Health Care	8,537,717	9.3%
Consumer Staples	7,089,620	7.8%
Information Technology	3,979,933	4.4%
Materials	3,872,406	4.2%
Total	91,251,025	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$5,328,998	$—	$5,328,998
Germany	—	5,486,942	—	5,486,942
Hong Kong	—	7,117,543	—	7,117,543
Japan	—	22,803,514	—	22,803,514
Netherlands	—	1,917,686	—	1,917,686
Singapore	—	3,477,145	—	3,477,145
Spain	—	3,582,653	—	3,582,653
Sweden	—	1,743,710	—	1,743,710
Switzerland	—	18,478,162	—	18,478,162
United Kingdom	—	21,293,550	—	21,293,550
Preferred Stock	21,122	—	—	21,122
Short-Term Investments (d)	2,958,863	—	—	2,958,863
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	267,009	—	267,009
Total	$2,979,985	$91,496,912	$—	$94,476,897
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(231)	$—	$(231)
Total	$—	$(231)	$—	$(231)

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 266,778

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series I

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016